UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number:	811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

2303 Yorktown Avenue, Lynchburg, Virginia	24501
(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

David D. Basten

President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

Copy to:

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP

One Post Office Square

Boston, MA 02109

Date of fiscal year end: May 31

Date of reporting period: November 30, 2009

Item 1. Reports to Shareholders.

API EFFICIENT FRONTIER CAPITAL INCOME FUND

API EFFICIENT FRONTIER GROWTH FUND

API EFFICIENT FRONTIER INCOME FUND

API EFFICIENT FRONTIER MULTIPLE INDEX FUND

API EFFICIENT FRONTIER VALUE FUND

SEMI-ANNUAL REPORT DATED NOVEMBER 30, 2009

CONTENTS

Letter to Shareholders	1-2

Financial Statements

Schedule of Investments
Capital Income Fund	3
Growth Fund	6
Income Fund	10
Multiple Index Fund	14
Value Fund	17

Statements of Assets and Liabilities	20

Statements of Operations	21

Statements of Changes in Net Assets	22-23

Financial Highlights
Capital Income Fund	24-26
Growth Fund	27-28
Income Fund	29-30
Multiple Index Fund	31-32
Value Fund	33-34

Notes to Financial Statements	35-42

Expense Examples	43-46

Other Information	46-47

Dear Fellow Shareholders,

First, we would like to welcome all of our new shareholders to the funds. During the last period we have witnessed unprecedented growth in both assets and shareholders; particularly in our Income Fund.

While the US Economy remained weak during the 6 month reporting period ending November 30th 2009, there were indications that the worst may be over. Extreme weakness in the labor market has contributed to the economy’s troubles; the unemployment rate currently exceeds ten percent.

The US Recession which began in December 2007, now has the dubious merit of being the lengthiest since the Great Depression (we look forward to good riddance).

The continued market volatility created some of the best buying opportunities in decades, as our Funds acquired strong companies at significant discounts to their long term earnings capabilities. The opportunities from depressed market sectors that offer attractive risk-adjusted securities continue to be numerous.

During this period substantial gains have been made since the March low of 2009. Listed below are the performance returns for each of the 5 API Efficient Frontier Funds for the semi-annual period ending November 30th 2009 as well as the 2009 calendar year.

PERFORMANCE RETURNS
Share Class	6 months ending 11/30/09	1 year ending 12/31/09	5 year ending 12/31/09	10 year ending 12/31/09	Since inception ending 12/31/09
Capital Income Fund
A	+20.05%	+39.34%	+3.41%	n/a	+5.20%
C	+19.46%	+37.94%	+2.41%	n/a	+4.20%
D	+19.77%	+38.67%	+2.92%	+1.09%	+6.33%
Growth Fund
A	+19.97%	+47.78%	+1.02%	n/a	+2.67%
C	+19.23%	+46.27%	+0.02%	-1.56%	+7.08%
Income Fund
A	+25.10%	+53.25%	+5.78%	+5.47%	+5.31%
C	+24.53%	+51.87%	+4.73%	n/a	+4.23%
Multiple Index Fund
A	+21.05%	+43.13%	+1.27%	-0.80%	+3.40%
C	+20.37%	+41.75%	+0.23%	n/a	+1.70%
Value Fund
A	+20.99%	+36.82%	-1.29%	n/a	+1.21%
C	+20.37%	+35.54%	-2.21%	+0.35%	+5.59%

S&P 500	+20.50%
MSCI World	+19.79%
DJ Conservative	+9.54%
Relative Risk

The maximum front end load for all funds as disclosed in the prospectus is 5.75%. The Advisor has contractually agreed to defer the collection of fees and/or reimburse expenses, but only to the extent necessary to limit Gross Annual Fund Operating Expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend on securities sold short; taxes; indirect expenses incurred by the Underlying Fund in which the Fund invests, and extraordinary expenses) for each fund: Capital Income Fund Class A, 2,10%; Class C, 3.10% of the average daily net assets of the Fund through January 31, 2010; Growth Fund, Class A 2.22%; Class C, 3.22% of the average daily net assets of the Fund through January 31, 2010; Income Fund, Class A, 2.63%; Class C, 3.63% of the average daily net assets of the Fund through January 31, 2010; Multiple Index Fund, Class A, 2.23%; Class C, 3.23% of the average daily net assets of the Fund through January 31, 2010; Value Fund, Class A, 2.13%; Class C, 3.03% of the average daily net assets of the Fund through January 31, 2010.

Outlook

The market has made a significant recovery due to the aggressive rescue efforts of every major government in the world and, certainly, lead by the efforts of Treasury Secretary Timothy Geithner, Federal Reserve Chairman Ben Bernanke and former Treasury Secretary Henry Paulson. Certainly, the problems of 2009 are not completely resolved. Future government involvement in the financial sector and health care system, the pace of economic recovery, and the long-term implications of government stimulus programs cast a shadow. However, the depression scenario has waned and the bad news has become at least bearable.

The markets tend to move well ahead of actual economic recovery. We certainly believe this to be the case as the market has recovered roughly half of its great loss in less than a year. We are seeing slow signs of recovery in many sectors from financials to housing; even the battered bond markets have stabilized and rebounded. We believe the efforts of governments and corporate managers will be vigilant not to repeat the events that created this dire episode of world economic history in the future. These lessons continue to reinforce our belief that our primary focus should be thoughtful recovery. This historic “Great Recession” should certainly have taught us a lesson that we hopefully won’t forget in our lifetime or the lifetimes of our children.

All of us at API wish you a prosperous and Happy New Year. As always, we thank you for your support and welcome your comments.

Sincerely,

David D. Basten

President, API Funds & Portfolios

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-544-6060.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus by calling 1-800-544-6060.

Distributed by Unified Financial Securities, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208. (Member FINRA)

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at November 30, 2009 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

November 30, 2009

(Unaudited)

	Shares	Value
Europe Large Cap Stocks — 5.3%
ABB Ltd.	22,000	$403,920
Siemens AG ADR	3,000	295,860
Veolia Environnement SA	9,000	305,640

		1,005,420

Global Large Cap Stocks — 8.0%
Cadbury PLC ADR	5,000	266,850
Canadian National Railway Company	2,900	152,540
EnCana Corp.	3,000	161,640
Manulife Financial Corporation	8,000	139,680
Royal Bank of Canada	1,200	65,028
Sanofi-Aventis ADR	5,000	189,800
Suncor Energy, Inc.	8,000	289,680
Toronto-Dominion Bank	2,000	126,080
TransCanada Corp.	3,500	112,945

		1,504,243

Global Small Cap Stocks — 2.5%
Herbalife Ltd.	9,000	377,460
Methanex Corp.	5,500	98,615

		476,075

International Large Cap Stocks — 5.0%
Bank of Montreal	5,300	271,042
Potash Corp. of Saskatchewan, Inc.	3,000	337,260
P T Telekomunikasi Indonesia ADR	9,000	343,530

		951,832

International Mid Cap Stocks — 1.7%
Canadian Imperial Bank of Commerce	1,000	65,490
WisdomTree International MidCap Dividend	5,500	259,710

		325,200

International Small Cap Stocks — 3.5%
Argo Group International Holdings Ltd.	4,500	131,265
Fibria Celulose SA ADR	14,817	259,594
WisdomTree International SmallCap Dividend	6,000	268,320

		659,179

Japan Small Cap Stocks — 1.1%
WisdomTree Japan SmallCap Dividend	5,500	211,970

	Shares	Value
Latin America Large Cap Stocks — 5.8%
Banco Bradesco SA ADR	6,800	$144,092
Companhia de Bebidas Das Americas ADR	1,400	137,704
Companhia Siderurgica Nacional ADR	4,400	150,876
Empresa Nacional de Electricidad SA ADR	1,600	77,392
Gerdau SA ADR	10,900	175,490
Itau Unibanco Banco Multiplo SA ADR	6,930	154,193
Sociedad Quimica Minera de Chile ADR	2,100	79,338
Vale SA ADR	4,600	131,882

		1,050,967

Latin America Mid Cap Stocks — 0.5%
Tele Norte Leste Participacoes SA ADR	4,800	104,448

Latin America Small Cap Stocks — 0.5%
Cresud, Inc. ADR	7,371	103,268

Pacific/Asia Large Cap Stocks — 1.8%
iShares MSCI Taiwan	14,000	171,220
Philippine Long Distance Telephone	3,000	165,720

		336,940

Pacific/Asia Market Indexes — 1.7%
iShares MSCI Pacific Ex-Japan	7,500	313,875

U.S. Government Bonds & Notes — 1.1%
America First Tax Exempt Investors LP	38,000	207,100

U.S. Large Cap Stocks — 24.5%
A T & T, Inc.	4,000	107,760
Bank of New York Mellon Corp.	8,600	229,104
Capital One Financial Corp.	10,000	383,600
Caterpillar, Inc.	5,500	321,145
Charles Schwab Corp.	5,000	91,650
CME Group, Inc.	300	98,469
Coca Cola Co.	4,000	228,800
Colgate-Palmolive Co.	2,000	168,380
Deere & Co.	6,000	321,060
Freeport-McMoRan Copper & Gold, Inc.*	5,500	455,400
Goldman Sachs Group, Inc.	500	84,830
Honeywell International, Inc.	3,500	134,645
Merck & Co., Inc.	7,000	253,470
McDonald’s Corp.	3,000	189,750
Morgan Stanley	2,700	85,266

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

November 30, 2009

(Unaudited)

	Shares	Value
Northern Trust Corp.	3,000	$148,500
Pacaar, Inc.	9,000	333,720
PNC Financial Services Group, Inc.	4,500	256,545
State Street Corp.	5,500	227,150
U. S. Bancorp	9,500	229,235
Wells Fargo & Company	9,500	266,380

		4,614,859

U.S. Micro Cap Stocks — 3.8%
BlackRock Kelso Capital Corporation	43,500	348,870
BWAY Holding Company*	5,000	79,600
Iowa Telecommunications Services, Inc.	13,000	206,700
TrustCo Bank Corp. NY	13,500	83,160

		718,330

U.S. Mid Cap Stocks — 19.5%
AGL Resources, Inc.	3,700	127,835
Arthur J. Gallagher & Co.	5,800	129,920
Avery Dennison Corp.	4,100	153,996
Chevron Corp.	800	62,432
Cincinnati Financial Corp.	4,000	102,080
Comerica, Inc.	2,200	62,634
Discover Financial Services	14,000	216,440
DTE Energy Co.	3,000	120,330
Eastman Chemical Co.	4,000	240,480
Enbridge Energy Partners LP	3,500	172,515
Federated Investors, Inc.	10,000	257,800
Fortune Brands, Inc.	3,500	134,435
M & T Bank Corp.	3,500	229,530
Microchip Technology, Inc.	7,500	196,875
Molex, Inc.	5,000	92,950
NYSE Euronext, Inc.	12,500	316,000
Pinnacle West Capital Corp.	4,700	164,922
Pitney Bowes, Inc.	4,000	92,160
ProLogis	29,000	379,320
Reliance Steel & Aluminum Co.	4,700	192,136
SCANA Corp.	3,200	112,640
Windstream Corp.	11,000	109,120

		3,666,550

U.S. Small Cap Stocks — 11.6%
ALLETE, Inc.	1,800	60,192
Alliance Bernstein Holding LP	5,800	146,740
Ares Capital Corp.	14,000	162,680
Extra Space Storage, Inc.	8,200	90,118

	Shares	Value
FirstMerit Corp.	5,072	$106,258
First Niagara Financial Group, Inc.	19,400	255,886
Home Properties, Inc.	2,100	94,353
IdaCorp., Inc.	2,100	62,097
Janus Capital Group, Inc.	23,400	306,306
Laclede Group, Inc.	6,000	187,860
National Health Investors, Inc.	3,000	98,970
Omega Healthcare Investors, Inc.	5,000	90,450
Park National Corp.	3,000	179,430
Raymond James Financial, Inc.	5,000	121,450
TCF Financial Corp.	7,600	99,864
Umpqua Holdings Corp.	10,000	117,600

		2,180,254

Total Investments — 97.9% (cost $14,118,771)		18,430,510
Other Assets in Excess of Liabilities — 2.1%		404,906

Net Assets — 100.0%		$18,835,416

Cost for federal income tax purposes $14,118,771.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	4,659,888

Excess of tax cost over value	348,149

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

GROWTH FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at November 30, 2009 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

GROWTH FUND

SCHEDULE OF INVESTMENTS

November 30, 2009

(Unaudited)

	Shares	Value
Emerging Markets Growth — 2.2%
Claymore/BNY Mellon Frontier Markets	17,000	$316,370
iShares MSCI - South Africa	6,000	336,240
Sasol Ltd. ADR	3,500	138,530

		791,140

Emerging Markets Value — 2.1%
Claymore ETF BNY BRIC	9,000	384,300
Vanguard Emerging Markets ETF	9,000	362,700

		747,000

Europe Large Cap Stocks — 2.5%
Nestle SA ADR	2,900	137,518
Roche Holding, Ltd. ADR	6,000	245,520
Siemens AG ADR	1,800	177,516
Telefonica SA ADR	2,000	173,260
Tenaris SA ADR	3,900	153,894

		887,708

Global Large Cap Stocks — 0.4%
Accenture Plc.	3,600	147,744

International Large Cap Stocks — 4.7%
Agrium, Inc.	11,000	614,460
Infosys Technologies Ltd.	3,500	178,395
Manulife Financial Corp.	26,000	453,960
POSCO ADR	1,500	178,800
Syngenta AG ADS	3,000	160,530
Teva Pharmaceutical Industries, Ltd.	2,200	116,138

		1,702,283

International Mid Cap Stocks — 0.4%
Millicom International Cellular SA*	2,000	149,600

International Small Cap Stocks — 0.9%
iShares FTSE Developed Small Cap (ex North America) Index Fund	10,000	324,900

Japan Small Cap Stocks — 0.6%
WisdomTree Japan SmallCap Dividend Fund	6,000	231,240

Latin America Large Cap Stocks — 4.5%
America Movil S.A.B. de C.V. ADR	5,500	266,090
Enersis SA ADR	12,000	230,280
Fomento Economico Mexicano S.A.B. de C.V. ADR	3,200	145,632
Gerdau SA ADR	39,000	627,900
Grupo Televisa SA ADR	9,500	195,415

	Shares	Value
Telefonos de Mexico S.A.B. de C.V. ADR	8,000	$143,600

		1,608,917

Latin America Mid Cap Stocks — 3.3%
Banco Santander - Chile ADR	2,500	152,000
Embraer-Empresa Brasileira de Aeronautica SA ADR*	9,500	193,135
Gafisa SA ADR	20,000	674,000
Sociedad Quimica Minera de Chile ADR	4,000	151,120

		1,170,255

Pacific/Asia Large Cap Stocks — 4.7%
BHP Billiton Ltd. ADR	2,800	210,840
China Life Insurance Co. Ltd. ADR	6,800	514,488
China Unicom Hong Kong Ltd. ADR	20,000	269,000
CNOOC, Ltd. ADR	1,200	185,928
PetroChina Co. Ltd. ADR	1,300	162,370
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	34,672	360,242

		1,702,868

Pacific/Asia Market Indexes — 4.4%
Claymore/AlphaShares China Small Cap	16,000	417,920
iPath MSCI - India*	7,000	429,800
iShares FTSE/Xinhua China 25 Index Fund	8,800	384,736
iShares MSCI - Taiwan	27,000	330,210

		1,562,666

Pacific/Asia Mid Cap Stocks — 3.2%
Mindray Medical International Ltd.	7,000	211,960
New Oriental Education & Technology Group, Inc.*	4,500	320,895
Sims Metal Management Limited ADR	13,000	253,240
Sinopec Shanghai Petrochemical Co., Ltd.*	9,000	353,610

		1,139,705

Scandinavia Mid Cap Stocks — 1.2%
Autoliv, Inc.	11,000	446,710

United Kingdom Large Cap Stocks — 0.7%
GlaxoSmithKline PLC ADR	6,000	248,820

U.S. Large Cap Stocks — 11.8%
Amazon.com, Inc.	1,400	190,274
Apple, Inc.*	1,200	239,892
CA Inc.	13,800	304,980

API TRUST EFFICIENT FRONTIER

GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

November 30, 2009

(Unaudited)

	Shares	Value
Chevron Corp.	3,000	$234,120
Cisco Systems, Inc.*	7,200	168,480
Dell, Inc.*	10,300	145,436
eBay, Inc.*	7,000	171,290
Franklin Resources, Inc.	5,500	594,165
Google, Inc.*	400	233,200
Hewlett-Packard Company	3,700	181,522
Intel Corporation	8,400	161,280
International Business Machines Corp.	1,500	189,525
L-3 Communications Holdings, Inc.	2,000	156,740
Medco Health Solutions, Inc.*	5,000	315,800
Microsoft Corporation	5,600	164,696
Oracle Corp.	7,700	170,016
QUALCOMM, Inc.	3,500	157,500
Precision Castparts Corp.	4,300	445,824

		4,224,740

U.S. Micro Cap Stocks — 9.5%
ACCO Brands Corp.*	20,500	133,865
Almost Family, Inc.*	6,000	216,780
Atrion Corp.	1,000	135,510
AZZ, inc.*	12,200	412,970
DXP Enterprises, Inc.*	31,600	376,672
Harris Stratex Networks, Inc.*	17,000	106,760
IMAX Corp.*	14,000	146,720
Interline Brands, Inc.*	14,500	243,890
John B. San Filippo & Son, Inc.*	21,000	329,910
North American Galvanizing & Coatings, Inc.*	60,500	295,240
Palomar Medical Technologies, Inc.*	17,500	160,125
Powell Industries, Inc.*	7,200	252,720
Rochester Medical Corp.*	9,000	98,730
Smith Micro Software, Inc.*	27,000	170,910
Supertex, Inc.*	7,700	184,184
Walter Investment Management Corp.	10,999	133,968

		3,398,954

U.S. Mid Cap Stocks — 18.7%
Alliant Techsystems, Inc.*	3,500	300,020
Ansys, Inc.*	4,500	175,230
Cliffs Natural Resources, Inc.	16,000	704,960
CONSOL Energy, Inc.	4,000	183,680
Flowserve Corp.	4,000	397,840
FMC Corp.	5,800	324,742

	Shares	Value
FMC Technologies, Inc.*	3,000	$163,410
Greenhill & Co., Inc.	2,300	187,795
Harris Corp.	6,600	289,740
Inverness Medical Innovations, Inc.*	14,000	588,700
Laboratory Corporation of America Holdings, Inc.*	2,500	182,400
Legg Mason, Inc.	6,000	169,740
LKQ Corp.	14,500	252,735
Macy’s, Inc.	14,000	228,340
Micros Systems, Inc.*	9,000	252,540
Nalco Holding Co.	21,000	513,660
Netflix, Inc.*	5,000	293,150
OSI Pharmaceuticals, Inc.*	6,500	216,515
Pride International, Inc.*	6,000	189,780
SEI Investments Co.	15,900	278,409
SPX Corp.	5,000	266,450
Terra Industries, Inc.	7,500	289,350
Waste Connnections, Inc.*	7,700	249,865

		6,699,051

U.S. Small Cap Stocks — 22.2%
Amedisys, Inc.*	4,500	166,680
Bio-Rad Laboratories, Inc.*	1,400	135,366
Cabela’s, Inc.*	16,000	192,960
Cal Dive International, Inc.*	24,000	174,240
Curtiss-Wright Corp.	4,600	130,916
Gymboree Corp.*	4,800	191,616
Hexcel Corp.*	60,000	633,000
Hubbell, Inc. Class B*	2,800	127,148
Huron Consulting Group, Inc.*	7,000	159,600
ICU Medical, Inc.*	3,500	115,500
Jones Lang LaSalle, Inc.	6,200	315,394
Landstar Systems, Inc.	4,300	160,476
Littlefuse, Inc.*	5,000	130,900
Lubrizol Corp.	1,700	123,284
Mednax Services, Inc.*	4,800	269,808
National Presto Industries, Inc.	1,400	130,438
NCR Corp.*	18,000	169,380
NewMarket Corp.	1,500	157,080
Orbital Sciences Corp.*	16,100	201,733
Panera Bread Co.*	3,500	220,360
Parametric Technology Group	16,000	240,960
Parexel International Corp.*	16,000	192,160

API TRUST EFFICIENT FRONTIER

GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

November 30, 2009

(Unaudited)

	Shares	Value
Park Electrochemical Corp.	5,200	$122,980
ProAssurance Corporation*	2,900	154,425
Quality Systems, Inc.	3,000	178,470
St. Mary Land & Exploration Co.	6,600	213,708
Teledyne Technologies, Inc.*	6,300	211,176
Tessera Technologies, Inc.*	5,500	130,185
Thomas & Betts Corp.*	3,700	135,050
Toro Co.	4,900	195,216
Tractor Supply Company*	4,100	191,429
Triumph Group, Inc.	6,700	321,533
WABCO Holdings, Inc.*	7,000	165,410
Walter Energy, Inc.	4,000	274,400
Watson Wyatt Worldwide, Inc.	3,700	152,958
Willbros Group, Inc.*	10,000	157,500
WMS Industries, Inc.*	6,600	256,608
Woodward Governor, Inc.	22,000	511,720
Zenith National Insurance Corp.	8,500	243,015

		7,954,782

Total Investments — 98.0% (cost $26,568,389)		35,139,083
Other Assets in Excess of Liabilities — 2.0%		723,748

Net Assets — 100.0%		$35,862,831

Cost for federal income tax purposes $26,568,389.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	9,779,128

Excess of tax cost over value	1,208,434

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at November 30, 2009 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

INCOME FUND

SCHEDULE OF INVESTMENTS

November 30, 2009

(Unaudited)

	Principal/ Shares	Value
Emerging Markets Debt — 4.5%
AllianceBernstein Global High Income Fund, Inc.	12,600	$164,682
DWS Global High Income Fund, Inc.	33,000	240,570
Templeton Emerging Markets Income Fund	11,700	168,246
Western Asset Emerging Markets Debt Fund, Inc.	23,949	411,923
Western Asset Emerging Markets Income Fund, Inc.	41,000	507,170
Western Asset Worldwide Income Fund, Inc.	20,000	256,000

		1,748,591

Emerging Markets Growth — 1.2%
Direxion Daily Developing Markets Bear 3X Shares	5,000	79,400
Direxion Daily Emerging Markets Bear 3X Shares	56,000	311,920
Direxion Daily Mid Cap Bear 3X Shares	3,000	88,260

		479,580

Global Corporate Bonds — 14.3%
Advent/Claymore Enhanced Growth & Income Fund	26,300	282,199
BlackRock Preferred and Corporate Income Strategies Fund, Inc.	20,500	164,000
BlackRock Preferred Income Strategies Fund, Inc.	29,000	259,550
Evergreen Multi-Sector Income Fund	28,500	406,125
First Trust/Aberdeen Global Opportunity Income Fund	32,000	515,840
First Trust Strategic High Income Fund III	164,000	667,480
Helios Multi-Sector High Income Fund	33,000	149,160
Helios Strategic Income Fund, Inc.	40,000	210,400
Highland Credit Strategies Fund	56,000	353,920
ING Clarion Global Real Estate Income Fund	62,000	377,580
Managed High Yield Plus Fund, Inc.	259,000	489,510
Nuveen Multi-Strategy Income and Growth Fund 2	30,000	218,400
Putnam High Income Securities Fund	44,500	306,605
Van Kampen Dynamic Credit Opportunities Fund	25,500	275,910

	Principal/ Shares	Value
Western Asset Global High Income Fund, Inc.	40,000	$425,200
Western Asset High Income Fund II, Inc.	18,000	160,200
Western Asset Managed High Income Fund, Inc.	45,200	267,584

		5,529,663

Global Government Bonds — 1.9%
Nuveen Multi-Currency Short Term Government Income	11,500	189,405
Western Asset Global Partners Income Fund, Inc.	48,000	556,320

		745,725

Global Large Cap Stocks — 2.7%
Alpine Total Dynamic Dividend Fund	16,000	139,520
Cohen & Steers Global Income Builder, Inc.	19,000	203,870
Eaton Vance Tax-Advantaged Global Dividend Income Fund	20,000	276,600
First Trust Active Dividend Income Fund	21,000	254,100
ING Global Equity Dividend & Premium Opportunity Fund	13,000	161,330

		1,035,420

Global Market Indexes — 0.6%
Old Mutual/Claymore Long-Short Fund	28,000	227,640

Global Mid Cap Stocks — 1.4%
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	42,000	534,240

International Corporate Bonds — 0.6%
DWS Multi-Market Income Trust	28,200	232,932

International Large Cap Stocks — 1.5%
BlackRock International Growth and Income Trust	15,000	184,500
Nicholas-Applegate International & Premium Strategy Fund	24,000	400,320

		584,820

U.S. Corporate Bonds — 58.4%
Advent/Claymore Global Convertible Securities & Income Fund	39,000	300,690
BlackRock Corporate High Yield Fund, Inc.	22,000	142,120

API TRUST EFFICIENT FRONTIER

INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

November 30, 2009

(Unaudited)

	Principal/ Shares	Value
BlackRock Corporate High Yield Fund III, Inc.	77,000	$474,320
BlackRock Corporate High Yield Fund VI, Inc.	63,000	643,860
BlackRock Debt Strategies Fund, Inc.	146,000	509,540
BlackRock Diversified Income Strategies Fund, Inc.	42,000	393,120
BlackRock Global Opportunities Equity Trust	24,893	466,725
BlackRock High Income Shares	110,000	194,700
BlackRock Preferred & Equity Advantage Trust	27,500	302,775
BlackRock Preferred Opportunity Trust	21,000	210,420
BlackRock Senior High Income Fund, Inc.	42,000	142,380
Calamos Convertible & High Income Fund	23,000	258,290
Calamos Convertible Opportunities & Income Fund	26,000	311,220
Calamos Strategic Total Return Fund	19,000	163,400
Chartwell Dividend & Income Fund, Inc.	132,000	481,800
Credit Suisse Asset Management Income Fund, Inc.	135,000	441,450
Credit Suisse High Yield Bond Fund, Inc.	74,000	206,460
Dreyfus High Yield Strategies Fund	230,000	823,400
Eaton Vance Credit Opportunities Fund	23,000	202,860
Eaton Vance Limited Duration Income Fund	10,500	153,825
Evergreen Income Advantage Fund	38,000	348,080
Flaherty & Crumrine/Claymore Preferred Securities Income Fund	50,000	632,500
Flaherty & Crumrine/Claymore Total Return Fund, Inc.	20,000	262,400
First Trust Strategic High Income Fund II	122,000	536,800
Helios Advantage Income Fund, Inc.	15,000	97,050
Helios High Income Fund, Inc.	15,000	99,300
ING Prime Rate Trust	31,500	161,910
iShares iBoxx $ High Yield Corporate Bond	19,000	1,632,100

	Principal/ Shares	Value
John Hancock Patriot Premium Dividend Fund II	16,000	$149,440
John Hancock Preferred Income Fund III	11,000	151,580
Lehman Brothers Holdings, 0.0%, due 4/21/2023*	$1,000,000	200,000
MassMutual Corporate Investors	7,000	172,480
MFS Intermediate High Income Fund	42,000	101,640
Morgan Stanley, 0.0%, due 4/25/2023	$1,000,000	1,000,000
Morgan Stanley High Yield Fund, Inc.	32,000	172,160
Neuberger Berman High Yield Strategies Fund	14,200	159,324
Neuberger Berman Income Opportunity Fund, Inc.	77,000	458,920
Nicholas-Applegate Convertible & Income Fund	18,500	159,655
Nicholas-Applegate Convertible & Income Fund II	123,000	976,620
Nuveen Multi-Strategy Income & Growth Fund	30,000	210,000
Nuveen Quality Preferred Income Fund	31,000	193,130
Nuveen Quality Preferred Income Fund 2	29,000	196,330
Nuveen Tax-Advantaged Floating Rate Fund	45,000	105,300
Pacholder High Yield Fund, Inc.	60,000	415,800
PIMCO Corporate Income Fund	19,000	263,340
PIMCO Corporate Opportunity Fund	10,500	147,000
PIMCO Income Opportunity Fund	11,000	234,850
Pioneer Diversified High Income Trust	15,200	267,368
Pioneer High Income Trust	23,000	319,700
PowerShares Financial Preferred	95,000	1,467,750
PowerShares High Yield Corporate Bond	86,000	1,517,040
Putnam Master Intermediate Income Trust	52,000	321,360
Putnam Premier Income Trust	66,000	401,940
SPDR Barclays Capital High Yield Bond	42,600	1,624,764

API TRUST EFFICIENT FRONTIER

INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

November 30, 2009

(Unaudited)

	Principal/ Shares	Value
Van Kampen High Income Trust II	18,000	$243,720
Van Kampen Senior Income Trust	75,000	303,000

		22,527,706

U.S. Government Bonds & Notes — 0.3%
Helios Strategic Mortgage Income Fund, Inc.	17,000	106,420

U.S. Large Cap Stocks — 4.9%
BlackRock Enhanced Capital and Income Fund	21,000	322,770
Eaton Vance Tax-Advantaged Dividend Income Fund	13,500	213,570
Eaton Vance Tax-Managed Diversified Equity Income Fund	11,500	153,985
Enhanced S&P 500 Covered Call Fund, Inc.	14,000	169,400
Gabelli Equity Trust, Inc.	29,000	147,030
Nuveen Tax-Advantaged Dividend Growth Fund	16,000	171,520
Nuveen Tax-Advantaged Total Return Strategy Fund	29,000	291,450
S&P 500 Covered Call Fund, Inc.	11,000	132,440
Small Cap Premium Dividend Income Fund, Inc.	25,000	288,000

		1,890,165

U.S. Market Indexes — 2.3%
Dow 30 Enhanced Premium & Income Fund, Inc.	10,000	127,800
NASDAQ Premium Income & Growth Fund	9,000	130,410
ProShares UltraShort Russell 1000 Value	4,000	217,400
ProShares UltraShort Russell 2000 Growth	10,000	235,500
ProShares UltraShort Russell MidCap Growth	6,000	179,100

		890,210

U.S. REIT’s — 3.3%
Annaly Capital Management, Inc.	69,000	1,270,290

Total Investments — 97.9% (cost $32,637,666)		37,803,402
Other Assets in Excess of Liabilities — 2.1%		793,817

Net Assets — 100.0%		$38,597,219

Cost for federal income tax purposes $32,626,128.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	6,203,303

Excess of tax cost over value	1,026,029

*	Bond is in default as of November 30, 2009.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at November 30, 2009 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

SCHEDULE OF INVESTMENTS

November 30, 2009

(Unaudited)

	Shares	Value
Emerging Markets Growth — 14.3%
iShares MSCI — South Africa	6,000	$336,240
PowerShares DWA Emerging Markets Technical Leaders*	20,000	282,400
SPDR S&P Emerging Asia Pacific ETF	14,000	1,008,980
SPDR S&P Emerging Europe ETF	28,000	1,155,560
SPDR S&P Emerging Markets Small Cap	4,000	183,880

		2,967,060

Emerging Markets Value — 5.0%
Vanguard Emerging Markets	26,000	1,047,800

Europe Large Cap Stocks — 0.6%
Telefonica SA ADR	1,300	112,619

Europe Market Indexes — 4.5%
iShares S&P Europe 350	12,000	471,960
SPDR DJ EURO STOXX 50 ETF	11,000	458,700

		930,660

Europe Mid Cap Stocks — 3.7%
iShares MSCI — Austria	36,000	764,640

Global Market Indexes — 5.1%
iShares Goldman Sachs Networking	41,500	1,061,985

International Market Indexes — 12.1%
iShares MSCI Turkey Investable Market Index	18,000	827,640
Revenue Shares ADR Fund*	8,000	286,240
SPDR S&P BRIC 40 ETF	43,000	1,081,020
SPDR S&P International Dividend	2,500	135,525
WisdomTree India Earnings	9,000	193,860

		2,524,285

Japan Market Indexes — 1.6%
SPDR Russell/Nomura Small Cap Japan	9,000	333,900

Latin America Market Indexes — 11.1%
iShares MSCI — Brazil	17,000	1,303,390
iShares MSCI — Mexico	14,000	674,800
Market Vectors Brazil Small-Cap ETF*	7,100	337,889

		2,316,079

Pacific/Asia Large Cap Stocks — 1.6%
Cheung Kong Holdings ADR	7,700	97,020
Sun Hung Kai Properties Ltd. ADR	8,300	122,093
Westpac Banking Corporation ADR	1,100	121,726

		340,839

	Shares	Value
Pacific/Asia Market Indexes — 15.3%
iShares FTSE/Xinhua China 25 Index Fund	25,200	$1,101,744
iShares MSCI — Singapore	98,000	1,113,280
iShares MSCI Thailand Investable Market Index	24,000	971,760

		3,186,784

Pacific/Asia Mid Cap Stocks — 5.3%
iShares MSCI — Australia	47,000	1,096,510

United Kingdom Market Indexes — 2.3%
iShares MSCI — United Kingdom	30,000	488,100

U.S. Large Cap Stocks — 6.4%
Apple, Inc.*	1,200	239,892
Cisco Systems, Inc.*	6,900	161,460
Google, Inc.*	300	174,900
Hewlett-Packard Company	3,500	171,710
International Business Machines Corp.	1,400	176,890
Intel Corporation	7,800	149,760
Nike, Inc. Class B	2,000	129,780
Waste Management, Inc.	4,000	131,360

		1,335,752

U.S. Market Indexes — 6.6%
iShares Dow Jones U. S. Index	18,000	977,040
ProShares Ultra Dow 30	9,000	388,170

		1,365,210

U.S. Mid Cap Stocks — 1.2%
Affiliated Managers Group, Inc.*	1,800	117,378
Blackstone Group LP	9,800	135,632

		253,010

U.S. Small Cap Stocks — 1.9%
Apollo Investment Corp.	18,700	179,894
PICO Holdings, Inc.*	7,000	209,580

		389,474

Total Investments — 98.6% (cost $18,280,010)		20,514,707
Other Assets in Excess of Liabilities — 1.4%		296,968

Net Assets — 100.0%		$20,811,675

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

SCHEDULE OF INVESTMENTS, Continued

November 30, 2009

(Unaudited)

Cost for federal income tax purposes $18,280,010.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	3,551,361

Excess of tax cost over value	1,316,664

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

VALUE FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at November 30, 2009 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

VALUE FUND

SCHEDULE OF INVESTMENTS

November 30, 2009

(Unaudited)

	Shares	Value
Emerging Markets Growth — 8.5%
SPDR S&P Emerging Asia Pacific ETF	12,400	$893,668
SPDR S&P Emerging Markets ETF	15,000	936,300

		1,829,968

Europe Large Cap Stocks — 3.1%
Novartis AG ADR	12,000	667,200

Global Large Cap Stocks — 0.3%
Total SA ADR	1,000	62,190

International Large Cap Stocks — 0.8%
Rio Tinto PLC ADR	800	163,280

Latin America Large Cap Stocks — 8.5%
Banco Bradesco SA ADR	8,800	186,472
Companhia de Bebidas Das Americas ADR	3,400	334,424
Companhia Sideurgica Nacional ADR	7,500	257,175
Gerdau SA ADR	14,700	236,670
Itau Unibanco Banco Multiplo SA ADR	17,545	390,376
Petroleo Brasileiro ADR	4,000	205,120
Vale SA ADR	7,800	223,626

		1,833,863

Latin America Mid Cap Stocks — 0.7%
Companhia Energetica de Minas Gerais ADR	8,250	148,335

United Kingdom Large Cap Stocks — 0.8%
BP PLC ADR	3,200	182,976

U.S. Large Cap Stocks — 32.0%
AGL Resources, Inc.	11,000	380,050
Amgen, Inc.*	3,000	169,050
Applied Materials, Inc.	20,000	246,200
Baker Hughes, Inc.	3,500	142,590
Boeing Company	15,000	786,150
Chevron Corp.	5,000	390,200
Chubb Corporation	10,000	501,400
eBay, Inc.*	8,000	195,760
Goldman Sachs Group, Inc.	5,500	933,130
International Business Machines, Inc.	1,000	126,350
Lowe’s Companies, Inc.	8,700	189,747
Marsh & McLennan Companies, Inc.	4,000	90,200
Murphy Oil Corp.	6,000	338,340
National Oilwell Varco, Inc.	4,000	172,080
Nike, Inc. Class B	3,500	227,115
Noble Energy, Inc.	1,800	117,450

	Shares	Value
Omnicom Group, Inc.	4,000	$146,880
Precision Castparts Corp.	2,000	207,360
Sempra Energy	2,200	116,908
Spectra Energy Corp.	5,900	114,519
Sysco Corp.	9,400	254,176
United Technologies Corp.	6,000	403,440
Valero Energy Corp.	10,000	158,900
Walgreen Co.	7,500	291,675
Wal-Mart Stores, Inc.	3,500	190,925

		6,890,595

U.S. Micro Cap Stocks — 10.7%
Cohu, Inc.	8,400	98,952
Colonial Properties Trust	20,000	216,200
Exar Corp.*	13,400	94,068
Federal Signal Corp.	25,000	143,250
Foot Locker, Inc.	12,500	118,625
Fuel Systems Solutions, Inc.*	4,000	192,960
Houston American Energy Corp	100,000	446,000
Imation Corp.	13,000	114,010
JAKKS Pacific, Inc.	5,000	60,300
Methode Electronics, Inc.	26,000	206,960
PolyOne Corp.*	46,000	330,280
VSE Corp.	3,500	159,075
Wintrust Financial Corporation	5,000	129,850

		2,310,530

U.S. Mid Cap Stocks — 16.7%
Albemarle Corp.	5,000	168,750
Ball Corp.	5,300	261,873
Bunge Ltd.	2,300	142,370
Cabot Corp.	4,000	91,720
Dr. Pepper Snapple Group, Inc.*	5,500	144,045
FMC Corp.	2,000	111,980
Goodrich Corp.	3,000	178,020
Greif, Inc.	3,000	167,580
Harsco Corp.*	3,000	93,090
International Paper Co.	8,300	211,235
M & T Bank Corp.	2,059	135,029
Magellan Midstream Partners, L.P.	3,000	123,300
Principal Financial Group, Inc.	6,000	152,340
Rockwell Collins, Inc.	4,000	213,840
Silgan Holdings, Inc.	15,000	803,550
Smith International, Inc.	12,000	326,160

API TRUST EFFICIENT FRONTIER

VALUE FUND

SCHEDULE OF INVESTMENTS, Continued

November 30, 2009

(Unaudited)

	Shares	Value
Weyerhaeuser Co.	7,000	$272,580

		3,597,462

U.S. Small Cap Stocks — 15.9%
A. O. Smith Corp.	2,100	88,032
Arch Chemicals, Inc.	4,000	107,240
Astec Industries, Inc.*	4,000	99,840
Belden CDT, Inc.	23,000	508,760
Brown Shoe Company, Inc.	32,000	328,320
Cytec Industries, Inc.	13,000	441,740
EarthLink, Inc.	22,000	181,060
Fair Isacc Corp.	5,100	93,075
Gardner Denver, Inc.*	4,000	149,720
Graco, Inc.	14,000	394,380
Healthcare Services Group, Inc.	6,000	118,140
Investment Technology Group, Inc.*	5,900	107,675
Men’s Wearhouse, Inc.	8,900	181,560
National Presto Industries, Inc.	1,400	130,438
OM Group, Inc.*	2,000	61,260
Par Pharmaceutical Companies, Inc.*	7,000	355,800
Woodward Governor, Inc.	3,000	69,780

		3,416,820

Total Investments — 98.0% (cost $16,275,438)		21,103,219
Other Assets in Excess of Liabilities — 2.0%		438,588

Net Assets — 100.0%		$21,541,807

Cost for federal income tax purposes $16,275,438.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	5,340,836

Excess of tax cost over value	513,055

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF ASSETS AND LIABILITIES

November 30, 2009

(Unaudited)

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Assets
Investments at value (identified cost of $14,118,771; $26,568,389; $32,637,666; $18,280,010; and $16,275,438, respectively)	$18,430,510	$35,139,083	$37,803,402	$20,514,707	$21,103,219
Cash	412,168	793,548	1,293,769	341,018	440,899
Dividends and interest receivable	34,133	32,277	43,816	13,852	56,364
Receivable for shareholder purchases			184,793
Other assets	7,329	4,909	12,259	4,849	4,183

Total assets	18,884,140	35,969,817	39,338,039	20,874,426	21,604,665

Liabilities
Payable for shareholder redemptions	1,183	8,182	21,476	1,698	1,808
Accrued distribution fees	7,975	21,674	23,144	12,267	10,445
Accrued advisory fees	9,181	29,367	11,919	14,688	15,976
Accrued accounting service fees	3,542	3,258	3,262	3,139	3,142
Payable for securities purchased			659,423
Other accrued expenses	26,843	44,505	21,596	30,959	31,487

Total liabilities	48,724	106,986	740,820	62,751	62,858

Net assets	$18,835,416	$35,862,831	$38,597,219	$20,811,675	$21,541,807

Shares of beneficial interest (unlimited number of no par value shares authorized) (Note 6)
Class A: Shares outstanding	225,262	1,293,774	814,195	286,808	733,363

Net asset value per share	$31.44	$7.63	$10.98	$10.87	$10.26

Maximum offering price per share	$33.36	$8.10	$11.65	$11.53	$10.89

Class C: Shares outstanding	258,363	3,643,507	2,775,262	1,721,085	1,446,608

Net asset value per share	$30.27	$7.13	$10.69	$10.28	$9.69

Class D: Shares outstanding	126,972

Net asset value per share	$30.96

Net assets consist of
Paid-in capital	$20,333,312	$45,403,203	$34,565,890	$26,498,105	$29,458,296
Accumulated net investment income (loss)	117,898	(320,537)	68,993	(58,001)	13,268
Accumulated net realized gain (loss) from security transactions	(5,927,533)	(17,790,529)	(1,203,400)	(7,863,126)	(12,757,538)
Unrealized appreciation on investments	4,311,739	8,570,694	5,165,736	2,234,697	4,827,781

Net assets applicable to outstanding shares of beneficial interest	$18,835,416	$35,862,831	$38,597,219	$20,811,675	$21,541,807

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF OPERATIONS

Six Months Ended November 30, 2009

(Unaudited)

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Investment income
Dividends	$257,038	$147,886	$1,449,579	$181,862	$213,848
Interest	120	297	43,019	104	93

Total income	257,158	148,183	1,492,598	181,966	213,941

Expenses
Investment advisory fees	50,987	170,373	59,020	71,286	93,114
Distribution fees:
Class C	36,542	130,938	125,655	85,622	63,658
Class D	9,319
Accounting service fees	20,905	19,252	19,023	18,566	18,582
Transfer agent fees	40,121	51,265	31,480	39,475	35,452
Custodial fees	2,644	3,242	2,625	2,486	3,604
Professional fees	15,768	30,846	20,875	19,202	19,571
Registration fees	14,947	13,679	13,315	13,443	12,702
Trustee fees	3,184	6,756	2,553	4,192	3,747
Insurance	7,992	16,340	4,301	10,658	10,490
Shareholder reports	4,510	10,121	4,527	6,176	5,448
Miscellaneous	11,994	15,908	10,921	11,029	12,077

Total operating expenses	218,913	468,720	294,295	282,135	278,445

Net investment income (loss)	38,245	(320,537)	1,198,303	(100,169)	(64,504)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	(419,184)	381,868	1,621,480	313,598	1,233,164
Change in unrealized appreciation on investments	3,395,188	5,839,522	3,129,143	3,529,414	2,649,253

Net realized and unrealized gain on investments	2,976,004	6,221,390	4,750,623	3,843,012	3,882,417

Net increase in net assets resulting from operations	$3,014,249	$5,900,853	$5,948,926	$3,742,843	$3,817,913

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF CHANGES IN NET ASSETS

Six Months Ended November 30, 2009

(Unaudited)

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Operations
Net investment income (loss)	$38,245	$(320,537)	$1,198,303	$(100,169)	$(64,504)
Net realized gain (loss) from security transactions	(419,184)	381,868	1,621,480	313,598	1,233,164
Net change in unrealized appreciation on investments	3,395,188	5,839,522	3,129,143	3,529,414	2,649,253

Increase in net assets resulting from operations	3,014,249	5,900,853	5,948,926	3,742,843	3,817,913

Distributions
From net investment income
Class A			(203,008)
Class C			(1,057,992)

			(1,261,000)
Change in net assets from Fund share transactions:
Class A	2,273,799	4,318,897	7,166,713	(426,628)	1,490,792
Class C	(2,109,974)	(4,350,171)	6,055,904	(1,839,556)	(3,361,902)
Class D	(289,493)

Increase (decrease) in net assets resulting from capital share transactions	(125,668)	(31,274)	13,222,617	(2,266,184)	(1,871,110)

Total increase in net assets	2,888,581	5,869,579	17,910,543	1,476,659	1,946,803
Net assets
Beginning of period	15,946,835	29,993,252	20,686,676	19,335,016	19,595,004

End of period	$18,835,416	$35,862,831	$38,597,219	$20,811,675	$21,541,807

Undistributed net investment income	$117,898	—	$68,993	—	$13,268

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended May 31, 2009

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Operations
Net investment income (loss)	$296,004	$(41,932)	$880,224	$42,168	$77,772
Net realized gain (loss) from security transactions	(5,667,972)	(18,234,280)	(1,935,611)	(8,176,724)	(13,990,702)
Capital gain distributions from mutual funds	159,623	61,883
Net change in unrealized appreciation on investments	(4,565,958)	(8,536,485)	2,018,208	(10,212,346)	(5,633,893)

Increase (decrease) in net assets resulting from operations	(9,778,303)	(26,750,814)	962,821	(18,346,902)	(19,546,823)

Distributions
From net investment income:
Class A	(34,048)		(59,539)
Class C	(130,308)		(788,306)
Class D	(69,929)

	(234,285)		(847,845)

From net realized gain on security transactions:
Class A	(141,812)	(514,752)		(164,897)	(82,865)
Class C	(848,502)	(6,094,294)		(1,040,582)	(588,322)
Class D	(364,674)

	(1,354,988)	(6,609,046)		(1,205,479)	(671,187)

Change in net assets from Fund share transactions:
Class A	1,702,068	1,903,955	478,900	(572,010)	2,438,849
Class C	(555,451)	(2,517)	7,196,527	(652,259)	(2,875,412)
Class D	(1,134,530)

Increase (decrease) in net assets resulting from capital share transactions	12,087	1,901,438	7,675,427	(1,224,269)	(436,563)

Total increase (decrease) in net assets	(11,355,489)	(31,458,422)	7,790,403	(20,776,650)	(20,654,573)
Net assets
Beginning of year	27,302,324	61,451,674	12,896,273	40,111,666	40,249,577

End of year	$15,946,835	$29,993,252	$20,686,676	$19,335,016	$19,595,004

Undistributed net investment income	$79,653	—	$131,690	$42,168	$77,772

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares (1)
	For the Six Months Ended Nov. 30, 2009 (Unaudited)		For the Year Ended May 31,				For the Period Ended May 31, 2005 (2)(4)
			2009 (4)	2008 (4)	2007 (4)	2006 (4)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$26.19		$43.34	$47.76	$37.36	$37.06	$33.56

Income from investment operations
Net investment income	0.14		0.68	0.94	1.04	0.56	0.16
Net realized and unrealized gain (loss) on investments	5.11		(15.29)	(1.36)	10.88	2.98	3.62

Total income (loss) from investment operations	5.25		(14.61)	(0.42)	11.92	3.54	3.78

Distributions
From net investment income			(0.49)	(1.22)	(0.42)		(0.22)
From net realized gain on security transactions			(2.05)	(2.78)	(1.10)	(3.24)	(0.06)

Total distributions			(2.54)	(4.00)	(1.52)	(3.24)	(0.28)

Net asset value, end of year/period	$31.44		$26.19	$43.34	$47.76	$37.36	$37.06

Total return	20.05%		(32.93)%	(0.93)%	32.42%	9.78%	11.28%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,083		$3,745	$3,491	$3,343	$2,414	$1,966
Ratio of expenses to average net assets	2.04	%(3)	1.90%	1.44%	1.43%	1.56%	1.72	% (3)
Ratio of net investment income to average net assets	0.99	%(3)	2.33%	2.09%	2.63%	1.45%	0.49	% (3)
Portfolio turnover rate	43	%(3)	129%	69%	56%	100%	178%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Annualized

(4)	Per share information adjusted to reflect 1:2 share adjustment effective February 23, 2009.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares (1)
	For the Six Months Ended Nov. 30, 2009 (Unaudited)		For the Year Ended May 31,				For the Period Ended May 31, 2005 (2)(4)
			2009 (4)	2008 (4)	2007 (4)	2006 (4)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$25.34		$42.10	$46.66	$36.70	$36.82	$33.56

Income from investment operations
Net investment income (loss)			0.37	0.48	0.62	0.16	(0.16)
Net realized and unrealized gain (loss) on investments	4.93		(14.77)	(1.32)	10.66	2.96	3.62

Total income (loss) from investment operations	4.93		(14.40)	(0.84)	11.28	3.12	3.46

Distributions
From net investment income			(0.31)	(0.94)	(0.22)		(0.14)
From net realized gain on security transactions			(2.05)	(2.78)	(1.10)	(3.24)	(0.06)

Total distributions			(2.36)	(3.72)	(1.32)	(3.24)	(0.20)

Net asset value, end of year/period	$30.27		$25.34	$42.10	$46.66	$36.70	$36.82

Total return	19.46%		(33.47)%	(1.90)%	31.12%	8.66%	10.31%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,821		$8,651	$15,797	$18,390	$11,585	$6,437
Ratio of expenses to average net assets	3.04	%(3)	2.90%	2.44%	2.43%	2.56%	2.72	% (3)
Ratio of net investment income (loss) to average net assets	(0.01	)%(3)	1.33%	1.09%	1.63%	0.45%	(0.50	)% (3)
Portfolio turnover rate	43	%(3)	129%	69%	56%	100%	178%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Annualized

(4)	Per share information adjusted to reflect 1:2 share adjustment effective February 23, 2009.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class D Shares (1)
	For the Six Months Ended Nov. 30, 2009 (Unaudited)		For the Years Ended May 31,
			2009 (2)	2008 (2)	2007 (2)	2006 (2)	2005 (2)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$25.85		$42.82	$47.32	$37.10	$37.02	$32.90

Income from investment operations
Net investment income	0.07		0.52	0.70	0.96	0.36
Net realized and unrealized gain (loss) on investments	5.04		(15.05)	(1.34)	10.66	2.96	4.28

Total income (loss) from investment operations	5.11		(14.53)	(0.64)	11.62	3.32	4.28

Distributions
From net investment income			(0.39)	(1.08)	(0.30)		(0.10)
From net realized gain on security transactions			(2.05)	(2.78)	(1.10)	(3.24)	(0.06)

Total distributions			(2.44)	(3.86)	(1.40)	(3.24)	(0.16)

Net asset value, end of year/period	$30.96		$25.85	$42.82	$47.32	$37.10	$37.02

Total return	19.77%		(33.18)%	(1.43)%	31.78%	9.18%	13.01%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,931		$3,551	$8,015	$9,668	$9,117	$12,926
Ratio of expenses to average net assets	2.54	%(3)	2.40%	1.94%	1.93%	2.06%	2.22%
Ratio of net investment income (loss) to average net assets	0.49	%(3)	1.83%	1.59%	2.13%	0.95%	(0.01)%
Portfolio turnover rate	43	%(3)	129%	69%	56%	100%	178%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Per share information adjusted to reflect 1:2 share adjustment effective February 23, 2009.

(3)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

GROWTH FUND

FINANCIAL HIGHLIGHTS

	Class A Shares (1)
	For the Six Months Ended Nov. 30, 2009 (Unaudited)		For the Year Ended May 31,				For the Period Ended May 31, 2005 (2)
			2009	2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$6.36		$13.93	$14.12	$13.10	$11.38	$10.62

Income from investment operations
Net investment income (loss)	(0.04)		0.06	0.04	0.08	(0.09)	(0.13)
Net realized and unrealized gain (loss) on investments	1.31		(6.06)	0.20	2.92	1.81	0.89

Total income from investment (loss) operations	1.27		(6.00)	0.24	3.00	1.72	0.76

Distributions
From net investment income				(0.13)
From net realized gain on security transactions			(1.57)	(0.30)	(1.98)

Total distributions			(1.57)	(0.43)	(1.98)

Net asset value, end of year/period	$7.63		$6.36	$13.93	$14.12	$13.10	$11.38

Total return	19.97%		(41.06)%	1.62%	24.73%	15.11%	7.16%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,867		$4,221	$5,016	$5,421	$4,262	$3,546
Ratio of expenses to average net assets	1.99	%(4)	1.94%	1.56%	1.59%	1.58%	1.72	% (3)(4)
Ratio of net investment income (loss) to average net assets	(1.11	)%(4)	0.80%	0.26%	0.66%	(0.68)%	(1.12	)% (4)
Portfolio turnover rate	37	%(4)	99%	72%	81%	143%	131%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.78%.

(4)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares (1)
	For the Six Months Ended Nov. 30, 2009 (Unaudited)		For the Years Ended May 31,
			2009	2008	2007	2006	2005
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$5.98		$13.40	$13.65	$12.85	$11.27	$10.30

Income from investment operations
Net investment loss	(0.07)		(0.01)	(0.10)	(0.04)	(0.21)	(0.23)
Net realized and unrealized gain (loss) on investments	1.22		(5.84)	0.19	2.82	1.79	1.20

Total income (loss) from investment operations	1.15		(5.85)	0.09	2.78	1.58	0.97

Distributions
From net investment income				(0.04)
From net realized gain on security transactions			(1.57)	(0.30)	(1.98)

Total distributions			(1.57)	(0.34)	(1.98)

Net asset value, end of year/period	$7.13		$5.98	$13.40	$13.65	$12.85	$11.27

Total return	19.23%		(41.62)%	0.63%	23.43%	14.02%	9.42%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,996		$25,772	$56,436	$62,124	$52,082	$49,042
Ratio of expenses to average net assets	2.99	%(3)	2.94%	2.56%	2.59%	2.58%	2.72	% (2)
Ratio of net investment loss to average net assets	(2.11	)%(3)	(0.20)%	(0.74)%	(0.34)%	(1.68)%	(2.12)%
Portfolio turnover rate	37	%(3)	99%	72%	81%	143%	131%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.78%.

(3)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares (1)
	For the Six Months Ended Nov. 30, 2009 (Unaudited)		For the Years Ended May 31,
			2009	2008	2007	2006	2005
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$9.20		$10.27	$10.31	$10.13	$10.53	$10.63

Income from investment operations
Net investment income	0.47		0.66	0.31	0.32	0.43	0.20
Net realized and unrealized gain (loss) on investments	1.72		(1.11)	(0.06)	0.17	(0.46)	(0.20)

Total income (loss) from investment operations	2.19		(0.45)	0.25	0.49	(0.03)	—

Distributions
From net investment income	(0.41)		(0.62)	(0.29)	(0.31)	(0.37)	(0.10)

Total distributions	(0.41)		(0.62)	(0.29)	(0.31)	(0.37)	(0.10)

Net asset value, end of year/period	$10.98		$9.20	$10.27	$10.31	$10.13	$10.53

Total return	25.10%		(3.25)%	2.48%	4.84%	(0.24)%	0.06%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,943		$1,276	$912	$720	$504	$9,334
Ratio of expenses to average net assets	1.14	%(3)	1.88%	1.70%	1.72%	1.71%	1.37	% (2)
Ratio of net investment income to average net assets	8.96	%(3)	7.76%	3.04%	3.30%	3.54%	1.92%
Portfolio turnover rate	52	%(3)	92%	98%	30%	38%	189%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.59%.

(3)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares (1)
	For the Six Months Ended Nov. 30, 2009 (Unaudited)		For the Year Ended May 31,				For the Period Ended May 31, 2005 (2)
			2009	2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$8.96		$10.02	$10.10	$9.98	$10.43	$10.62

Income from investment operations
Net investment income	0.40		0.55	0.20	0.23	0.29	0.07
Net realized and unrealized gain (loss) on investments	1.70		(1.07)	(0.05)	0.14	(0.43)	(0.19)

Total income (loss) from investment operations	2.10		(0.52)	0.15	0.37	(0.14)	(0.12)

Distributions
From net investment income	(0.37)		(0.54)	(0.23)	(0.25)	(0.31)	(0.07)

Total distributions	(0.37)		(0.54)	(0.23)	(0.25)	(0.31)	(0.07)

Net asset value, end of year/period	$10.69		$8.96	$10.02	$10.10	$9.98	$10.43

Total return	24.53%		(4.12)%	1.52%	3.71%	(1.36)%	(1.14)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,655		$19,411	$11,984	$12,066	$10,901	$4,634
Ratio of expenses to average net assets	2.14	%(4)	2.88%	2.70%	2.72%	2.71%	2.37	% (3)(4)
Ratio of net investment income to average net assets	7.96	%(4)	6.76%	2.04%	2.30%	2.54%	0.92	% (4)
Portfolio turnover rate	52	%(4)	92%	98%	30%	38%	189%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.59%.

(4)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

FINANCIAL HIGHLIGHTS

	Class A Shares (1)
	For the Six Months Ended Nov. 30, 2009 (Unaudited)		For the Years Ended May 31,
			2009	2008	2007	2006	2005
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$8.98		$16.84	$18.45	$14.45	$12.76	$11.80

Income from investment operations
Net investment income (loss)	(0.01)		0.11	0.17	0.27	0.06	(0.08)
Net realized and unrealized gain (loss) on investments	1.90		(7.46)	(0.11)	4.22	2.32	1.04

Total income (loss) from investment operations	1.89		(7.35)	0.06	4.49	2.38	0.96

Distributions
From net investment income				(0.26)
From net realized gain on security transactions			(0.51)	(1.41)	(0.49)	(0.69)

Total distributions			(0.51)	(1.67)	(0.49)	(0.69)

Net asset value, end of year/period	$10.87		$8.98	$16.84	$18.45	$14.45	$12.76

Total return	21.05%		(43.21)%	0.25%	31.48%	18.83%	8.14%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,117		$2,918	$6,278	$5,373	$3,926	$18,907
Ratio of expenses to average net assets	1.93	%(3)	1.77%	1.33%	1.35%	1.42%	1.58	% (2)
Ratio of net investment income (loss) to average net assets	(0.14	)%(3)	1.03%	0.98%	1.66%	0.46%	(0.68)%
Portfolio turnover rate	35	%(3)	75%	59%	29%	197%	165%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.68%.

(3)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares (1)
	For the Six Months Ended Nov. 30, 2009 (Unaudited)		For the Year Ended May 31,				For the Period Ended May 31, 2005 (2)
			2009	2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$8.54		$16.22	$17.89	$14.16	$12.65	$12.15

Income from investment operations
Net investment income (loss)	(0.05)				0.10	(0.08)	(0.20)
Net realized and unrealized gain (loss) on investments	1.79		(7.17)	(0.10)	4.12	2.28	0.70

Total income from investment operations	1.74		(7.17)	(0.10)	4.22	2.20	0.50

Distributions
From net investment income				(0.16)
From net realized gain on security transactions			(0.51)	(1.41)	(0.49)	(0.69)

Total distributions			(0.51)	(1.57)	(0.49)	(0.69

Net asset value, end of year/period	$10.28		$8.54	$16.22	$17.89	$14.16	$12.65

Total return	20.37%		(43.76)%	(0.72)%	30.20%	17.55%	4.12%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,694		$16,417	$33,834	$37,890	$27,790	$8,993
Ratio of expenses to average net assets	2.93	%(4)	2.77%	2.33%	2.35%	2.42%	2.58	% (3)(4)
Ratio of net investment income (loss) to average net assets	(1.14	)%(4)	0.03%	(0.02)%	0.66%	(0.54)%	(1.68	)% (4)
Portfolio turnover rate	35	%(4)	75%	59%	29%	197%	165%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.68%.

(4)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

VALUE FUND

FINANCIAL HIGHLIGHTS

	Class A Shares (1)
	For the Six Months Ended Nov. 30, 2009 (Unaudited)		For the Year Ended May 31,				For the Period Ended May 31, 2005 (2)
			2009	2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$8.48		$16.56	$19.15	$17.06	$16.70	$15.57

Income from investment operations
Net investment income (loss)			0.11	0.17	0.21	(0.05)	(0.19)
Net realized and unrealized gain (loss) on investments	1.78		(7.95)	(0.36)	4.34	2.50	1.69

Total income from investment operations	1.78		(7.84)	(0.19)	4.55	2.45	1.50

Distributions
From net investment income				(0.24)
From net realized gain on security transactions			(0.24)	(2.16)	(2.46)	(2.09)	(0.37)

Total distributions			(0.24)	(2.40)	(2.46)	(2.09)	(0.37)

Net asset value, end of year/period	$10.26		$8.48	$16.56	$19.15	$17.06	$16.70

Total return	20.99%		(47.18)%	(0.50)%	28.80%	14.66%	9.53%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,526		$4,832	$4,060	$4,457	$3,492	$2,727
Ratio of operating expenses to average net assets	2.08	%(5)	1.93%	1.53%	1.51%	1.57%	1.76	% (3)(5)
Ratio of total expenses to average net assets	2.08	%(5)	1.93%	1.53%	1.51%	1.57%	2.62	% (4)(5)
Ratio of net investment income (loss) to average net assets	(0.01	)%(5)	1.11%	1.00%	1.18%	(0.28)%	(1.16	)% (5)
Portfolio turnover rate	49	%(5)	120%	74%	95%	191%	113%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Without fees waived by the investment advisor, the ratio of operating expenses to average net assets would have been 1.79%.

(4)	Without fees waived by the investment advisor, the ratio of total expenses to average net assets would have been 2.65%.

(5)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

VALUE FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares (1)
	For the Six Months Ended Nov. 30, 2009 (Unaudited)		For the Years Ended May 31,
			2009	2008	2007	2006	2005
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$8.05		$15.89	$18.53	$16.73	$16.56	$14.96

Income from investment operations
Net investment income (loss)	(0.04)		0.02	0.02	0.05	(0.21)	(0.35)
Net realized and unrealized gain (loss) on investments	1.68		(7.62)	(0.36)	4.21	2.47	2.32

Total income (loss) from investment operations	1.64		(7.60)	(0.34)	4.26	2.26	1.97

Distributions
From net investment income				(0.14)
From net realized gain on security transactions			(0.24)	(2.16)	(2.46)	(2.09)	(0.37)

Total distributions			(0.24)	(2.30)	(2.46)	(2.09)	(0.37)

Net asset value, end of year/period	$9.69		$8.05	$15.89	$18.53	$16.73	$16.56

Total return	20.37%		(47.67)%	(1.38)%	27.58%	13.60%	13.05%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,016		$14,763	$36,190	$41,351	$31,550	$28,977
Ratio of operating expenses to average net assets	2.98	%(4)	2.83%	2.43%	2.41%	2.47%	2.66	% (2)
Ratio of total expenses to average net assets	2.98	%(4)	2.83%	2.43%	2.41%	2.47%	3.52	% (3)
Ratio of net investment income (loss) to average net assets	(0.91	)%(4)	0.21%	0.10%	0.28%	(1.18)%	(2.06)%
Portfolio turnover rate	49	%(4)	120%	74%	95%	191%	113%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Without fees waived by the investment advisor, the ratio of operating expenses to average net assets would have been 2.69%.

(3)	Without fees waived by the investment advisor, the ratio of total expenses to average net assets would have been 3.55%.

(4)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS

November 30, 2009

(Information as of and for the six months ended November 30, 2009 is unaudited)

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The accompanying financial statements include the Capital Income Fund, Growth Fund, Income Fund, Multiple Index Fund, and Value Fund (collectively the “Funds”). Each Fund offers Class A and Class C shares. In addition, Class D shares of the Capital Income Fund are available only to investors who were invested in the fund on July 1, 2004 and continue to remain invested in the fund.

The Capital Income Fund’s investment objective is to seek to achieve high current income, as well as growth of capital and income. The Growth Fund’s investment objective is growth of capital. The Income Fund’s investment objective is current income with limited credit risk. The Multiple Index Fund’s investment objective is maximum total return from capital growth and income. The Value Fund’s investment objective is growth of capital, as well as income. Each Fund invests in securities, derivatives and other financial instruments that, in the opinion of the Funds’ investment adviser, offer the opportunity to achieve that particular Fund’s investment objective.

The Capital Income Fund and Growth Fund invest primarily in the common stock of U.S. and foreign issuers, securities issued by investment companies (“Underlying Funds”), including open-end mutual funds, closed-end funds, unit investment trusts, and foreign investment companies, long-, intermediate- or short-term bonds and other fixed-income securities, and index securities (“Index Securities”), including exchange traded funds and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Income Fund invests primarily in debt securities, including U.S. Government securities and corporate bonds, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Multiple Index Fund invests primarily in Index Securities, common stock of U.S. and foreign issuers, and securities issued by Underlying Funds.

The Value Fund invests primarily in the common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in Underlying Funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Securities that are listed on U.S. exchanges (other than exchange traded funds (“ETFs”)) are valued at the last sales price on the day the securities are valued or, lacking any sales on such day, at the previous day’s closing price. ETFs are valued at the last sales price on the ETFs primary exchange on the day the securities are valued or, lacking any sales on such day, either at the value assigned by a nationally recognized third-party pricing service or at the previous day’s closing price. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. U.S. Treasury securities and corporate bonds are valued at an evaluated mean of the bid and asked prices. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Statement of Financial Accounting Standards No. 157 (“FAS 157”) establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2009, in valuing the Funds’ assets carried at fair value.

Investments in Securities:

Valuation Inputs	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Level 1—Quoted Prices	$18,430,510	$35,139,083	$36,603,402	$20,514,707	$21,103,219
Level 2—Other Significant Observable Inputs	—	—	1,200,000	—	—
Level 3—Significant Unobservable Inputs	—	—	—	—	—

Total	$18,430,510	$35,139,083	$37,803,402	$20,514,707	$21,103,219

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management has determined the adoption of FSP 157-4 had no material impact on the Funds’ financial statements and related disclosures.

Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains are allocated to each class proportionately for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer Class A shares which include a maximum front-end sales charge (load) of 5.75%. Class A shares may be purchased without a front-end sales charge under certain circumstances. A contingent deferred sales charge of 1.00% is generally imposed on redemptions of Class C shares made within one year of the date of purchase. A contingent deferred sales charge of 1.50% is generally imposed on redemptions of Class D shares made within five years of date of purchase. Consequently, redemption value may differ from net asset value.

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities” (“FAS 161”) requires enhanced disclosures about a Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a Fund’s financial position, performance and cash flows. Management has determined that FAS 161 had no material impact on the Funds’ financial statements and related disclosures.

Statement of Financial Accounting Standards No. 165, “Subsequent Events” (“FAS 165”), was issued in May 2009. The Funds adopted FAS 165 which requires an entity to recognize in its financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity will be required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, FAS 165 requires an entity to disclose the date through which subsequent events have been evaluated. The Funds have evaluated subsequent events through the issuance of their financial statements on January 27, 2010.

3.	Investment Advisory and Accounting Services Agreements

Yorktown Management & Research Company, Inc. (the “Advisor”), whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .60% of the average daily net assets of the Capital Income Fund; 1.00% of the first $100 million of the average daily net assets of the Growth Fund and .75% of the average daily net assets exceeding $100 million; .40% of the average daily net assets of the Income Fund; .70% of the average daily net assets of the Multiple Index Fund; and .90% of the average daily net assets of the Value Fund.

In addition, the Advisor provides certain accounting and pricing services for the Funds. For the period ended November 30, 2009, the Advisor received $20,905, $19,252, $19,023, $18,566, and $18,582 from the Capital Income Fund, Growth Fund, Income Fund, Multiple Index Fund, and Value Fund, respectively.

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

4.	Distribution Plan and Fees

The Trust has adopted a Rule 12b-1 Plan of Distribution for the Class C and Class D shares providing for the payment of distribution and service fees to the Funds’ distributor. Class C shares of the Capital Income Fund, Growth Fund, Income Fund and Multiple Index Fund pay a fee of 1.00% of each Class C shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Class C shares of the Value Fund pay a fee of 0.90% of the Class C shares’ average daily net assets. Of this amount, 0.65% represents distribution fees and 0.25% represents shareholder servicing fees. Class D shares of the Capital Income Fund pay a fee of 0.50% of the Class D shares’ average daily net assets. Of this amount, 0.25% represents distribution fees and 0.25% represents shareholder servicing fees.

5.	Investment Activity

For the period ended November 30, 2009, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Capital Income Fund	$3,518,393	$4,046,361	$—	$—
Growth Fund	6,116,152	6,184,837	—	—
Income Fund	19,777,133	6,987,875	—	—
Multiple Index Fund	3,487,643	5,664,021	—	—
Value Fund	4,888,590	7,223,432	—	—

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

6.	Fund Share Transactions

Share transactions for the period ended November 30, 2009 were as follows:

	Amount				Shares
	Sold	Reinvested From Distribution	Redeemed	Net Change	Sold	Reinvested From Distribution	Redeemed	Net Change
Capital Income Fund:
Class A	$3,201,403		$(927,604)	$2,273,799	115,632		(33,365)	82,267
Class C	593,077		(2,703,051)	(2,109,974)	21,188		(104,255)	(83,067)
Class D	18,430		(307,923)	(289,493)	632		(11,049)	(10,417)

Growth Fund:
Class A	4,548,310		(229,413)	4,318,897	661,720		(32,097)	629,623
Class C	580,752		(4,930,923)	(4,350,171)	86,018		(754,842)	(668,824)

Income Fund:
Class A	7,203,573	$181,155	(218,015)	7,166,713	679,529	17,257	(21,254)	675,532
Class C	7,971,878	973,301	(2,889,275)	6,055,904	794,175	97,397	(282,522)	609,050

Multiple Index Fund:
Class A	435,552		(862,180)	(426,628)	42,919		(81,025)	(38,106)
Class C	712,063		(2,551,619)	(1,839,556)	73,336		(275,426)	(202,090)

Value Fund:
Class A	2,452,114		(961,322)	1,490,792	268,383		(104,574)	163,809
Class C	443,252		(3,805,154)	(3,361,902)	48,588		(436,641)	(388,053)

At November 30, 2009, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Class A	$7,082,859	$9,867,006	$8,942,574	$3,117,482	$7,525,667
Class C	7,821,303	25,995,825	29,654,645	17,694,193	14,016,140
Class D	3,931,254	—	—	—	—

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

6.	Fund Share Transactions, continued

Share transactions for the year ended May 31, 2009 were as follows:

	Amount				Shares*
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Class A	$3,142,555	174,985	$(1,615,472)	$1,702,068	122,701	7,569	(67,828)	62,442
Class C	2,906,053	932,652	(4,394,156)	(555,451)	108,450	41,525	(183,817)	(33,842)
Class D	72,120	412,164	(1,618,814)	(1,134,530)	2,665	18,030	(70,501)	(49,806)

Growth Fund:
Class A	3,252,244	505,396	(1,853,685)	1,903,955	495,382	93,592	(284,871)	304,103
Class C	3,393,365	5,693,391	(9,089,273)	(2,517)	452,561	1,116,352	(1,468,807)	100,106

Income Fund:
Class A	1,671,760	58,841	(1,251,701)	478,900	200,831	7,473	(158,444)	49,860
Class C	10,077,697	755,625	(3,636,795)	7,196,527	1,337,659	98,576	(465,484)	970,751

Multiple Index Fund:
Class A	1,213,719	164,478	(1,950,207)	(572,010)	120,700	21,114	(189,641)	(47,827)
Class C	3,288,947	967,527	(4,908,733)	(652,259)	348,848	130,219	(641,916)	(162,849)

Value Fund:
Class A	4,790,113	81,596	(2,432,860)	2,438,849	551,410	10,474	(237,444)	324,440
Class C	4,225,006	548,966	(7,649,384)	(2,875,412)	486,447	73,985	(1,002,893)	(442,461)

*	Share activity for the Capital Income Fund has been restated to reflect the 1:2 share adjustment effective February 23, 2009.

7.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

7.	Federal Income Tax Information, continued

Financial Accounting Standards Board Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), provides guidance for all entities, including pass-through entities such as the Funds, on how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has reviewed the tax positions for each of the open tax years (2006-2009) and has determined the adoption of FIN 48 had no material impact on the Funds’ financial statements.

Expense Examples

API Trust Efficient Frontier Funds

As a shareholder in an API Trust Efficient Frontier Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2009 to November 30, 2009.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 11/30/2009	Expenses Paid * During the Period	Annualized Expense Ratio
Capital Income Fund
Class A				2.04%
Actual	$1,000.00	$1,100.52	$10.74
Hypothetical (5% return before expenses)	1,000.00	1,014.84	10.30
Class C				3.04%
Actual	1,000.00	1,097.57	15.99
Hypothetical (5% return before expenses)	1,000.00	1,009.83	15.32
Class D				2.54%
Actual	1,000.00	1,099.12	13.37
Hypothetical (5% return before expenses)	1,000.00	1,012.33	12.81

Growth Fund
Class A				1.99%
Actual	1,000.00	1,100.12	10.48
Hypothetical (5% return before expenses)	1,000.00	1,015.09	10.05
Class C				2.99%
Actual	1,000.00	1,096.41	15.71
Hypothetical (5% return before expenses)	1,000.00	1,010.08	15.07

Income Fund
Class A				1.14%
Actual	1,000.00	1,125.84	6.08
Hypothetical (5% return before expenses)	1,000.00	1,019.35	5.77
Class C				2.14%
Actual	1,000.00	1,122.99	11.39
Hypothetical (5% return before expenses)	1,000.00	1,014.34	10.81

Multiple Index Fund
Class A				1.93%
Actual	1,000.00	1,105.54	10.19
Hypothetical (5% return before expenses)	1,000.00	1,015.39	9.75
Class C				2.93%
Actual	1,000.00	1,102.13	15.44
Hypothetical (5% return before expenses)	1,000.00	1,010.38	14.77

Value Fund
Class A				2.08%
Actual	1,000.00	1,105.24	10.98
Hypothetical (5% return before expenses)	1,000.00	1,014.64	10.50
Class C				2.98%
Actual	1,000.00	1,102.13	15.70
Hypothetical (5% return before expenses)	1,000.00	1,010.13	15.02

*	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days of operation during the most recent fiscal half-year (183) and divided by 365.

Approval of the Investment Advisory Agreements

The Trust’s Board of Trustees (the “Board”), including the Independent Trustees, approved an investment advisory agreement (each, an “Advisory Agreement”) with respect to each Fund at a meeting held on October 14, 2009. In approving each Advisory Agreement, the Board considered factors it deemed relevant, including: (1) the nature, extent and quality of the services provided to the Funds by the Advisor; (2) the Advisor’s research and investment process, personnel and operations; (3) the Advisor’s financial condition; (4) the level of each Fund’s management fee; (5) the anticipated effect of growth and size on each Fund’s performance and expenses, where applicable; (6) the Advisor’s estimated profitability under the Advisory Agreement; (7) the performance of each Fund as compared to comparable funds and an appropriate benchmark; (8) “fall-out” benefits to the Advisor (i.e., ancillary benefits to be realized by the Advisor from the Advisor’s relationship with the Trust); and (9) possible conflicts of interest.

In this connection, the Board was provided with narrative summaries addressing key factors the Board customarily considers in evaluating the approval of investment management agreements, including an analysis of how performance and fees for each Fund compare to its comparable funds and appropriate benchmarks, as applicable. Each Trustee was also provided with a memorandum discussing the Board’s responsibilities.

At the meeting, a representative from the Advisor presented additional information to help the Board evaluate the Advisor’s fee and other aspects of the Advisory Agreement. Among other things, the representative presented an overview of the Advisor, including its history, track record, investment approach and processes, and personnel. The Board then discussed the written materials that the Board received before the meeting and the Advisor’s oral presentation, and deliberated on the approval of each Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of each Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

The Board, in examining the nature, extent and quality of the services provided by the Advisor to the Funds, recognized the Advisor’s experience in serving as an investment manager and noted that the Advisor has served in that capacity for the Funds for over 20 years. The Board noted the responsibilities that the Advisor has as investment manager to the Funds, including the provision of investment advice to the Funds, oversight of compliance with Fund policies and objectives, oversight of general Fund compliance with applicable law, and the implementation of Board directives as they relate to the Funds. The Board also reviewed information regarding the Advisor’s investment process and the qualifications and experience of each of the portfolio managers who provide services to the Funds. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Advisor.

The Board considered the fees payable by the Funds under each Advisory Agreement. In this connection, the Board evaluated the Advisor’s costs and profitability in serving as investment manager to the Funds, including the costs associated with the research and investment process, personnel, systems and equipment necessary to manage the Funds. The Board considered the information provided and concluded that such profits were not excessive. The Board also examined the fees paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund’s fee. In comparing each Fund’s management fee schedule, the Board considered the differences in the level of services provided and the differences in responsibility of the Advisor to each Fund. The Board concluded that the advisory fees were the result of arm’s length negotiations, appeared reasonable in light of the services rendered, and were within the range of aggregate advisory fees received by the advisors of the respective comparable funds. In addition, the Board considered whether economies of scale were realized during the current contract period, and whether fee levels reflected such economies of scale.

The Board also noted that the Advisor serves as the administrator and accounting services agent for the Funds, receiving compensation for acting in this capacity, and is responsible for, among other things, coordinating the Trust’s audits, financial statements and tax returns and managing expenses and budgeting for the Trust.

The Board also considered each Fund’s performance compared to benchmark indices and other comparable funds for various trailing periods. The Advisor provided information regarding and led a discussion of factors impacting the performance of the Funds over the past year, focusing on each Fund’s investment approach and general economic factors. In evaluating such information, the Board considered whether the Advisor’s management of the Funds adhered to the stated objectives and strategies of Funds as well as expected diversification and volatility targets. Based on this information, the Board concluded that each Fund’s performance was reasonable as compared to its relevant benchmarks and was satisfied with the investment results that Adviser had been able to achieve for each Fund.

Based on these considerations, the Board, including all of the Independent Trustees, concluded that: (1) the Funds were likely to benefit from the nature, extent and quality of the Advisor’s services based on its investment process, experience, personnel and operations; (2) the Advisor has the resources to provide the services and to carry out its responsibilities under the Advisory Agreement; (3) the Advisor’s compensation with respect to each Fund is fair and reasonable; (4) the performance for each Fund was reasonable in light of the investment objective and strategies and expectations regarding diversification and volatility; and (5) the ancillary benefits to be realized by the Advisor from the Advisor’s relationship with the Funds were reasonable and fair. Based on the foregoing, the Board, including the Independent Trustees, approved the Advisory Agreement for each Fund for another year.

Other Information

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The filed forms may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SHAREHOLDER SERVICES

API Trust

P.O. Box 6110

Indianapolis, IN 46206-6110

(888) 933-8274

For Overnight Deliveries:

API Trust

2960 N. Meridian Street

Suite 300

Indianapolis, IN 46208

EXECUTIVE OFFICES

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

1818 Market Street

Philadelphia, Pennsylvania 19103

This report is submitted for the general

information of the shareholders of the Trust.

The report is not authorized for distribution to

prospective investors in the Trust unless preceded

or accompanied by an effective Prospectus.

www.apifunds.com

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(a)(2)	The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to registrant.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT. The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST

Date: February 8, 2010

/s/ David D. Basten
David D. Basten
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: February 8, 2010

/s/ David D. Basten
David D. Basten
President

Date: February 8, 2010

/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer